Fair Value Measurements (Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Beginning balance	$ 1,982	$ 2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions		(375)
Transfers into Level 3
Ending Balance	$ 2,385	$ 1,982